Accounts Payable (Details) - Schedule of Accounts Payable - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Accounts Payable [Line Items]
Accounts payable		$ 108,561	$ 112,621